American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
Summary Prospectus and Prospectus Supplement

VP Balanced Fund ■ VP Capital Appreciation Fund
VP Disciplined Core Value Fund ■ VP Inflation Protection Fund
VP International Fund ■ VP Large Company Value Fund
VP Mid Cap Value Fund ■ VP Ultra® Fund ■ VP Value Fund
(the “Funds”)

Supplement dated April 4, 2024 ■ Prospectuses and Summary Prospectuses dated May 1, 2023
At a special meeting of shareholders held on April 4, 2024 shareholders approved an agreement and plan of reorganization (“Reorganization”) of each Fund into and with a substantially similar series and class of Lincoln Variable Insurance Products Trust (“LVIPT”) as shown in the table below. This tax-free exchange will occur on or about April 26, 2024. The value of a shareholder’s account will not change as result of the transaction.

ACVP or ACVP II Series and Class	LVIPT Series and Class
VP Balanced Fund	LVIP American Century Balanced Fund
Class I	Standard Class II
Class II	Service Class
VP Capital Appreciation Fund	LVIP American Century Capital Appreciation Fund
Class I	Standard Class II
Class II	Service Class
Class Y	Standard Class
VP Disciplined Core Value Fund	LVIP American Century Disciplined Core Value Fund
Class I	Standard Class II
Class II	Service Class
VP Inflation Protection Fund	LVIP American Century Inflation Protection Fund
Class I	Standard Class II
Class II	Service Class
VP International Fund	LVIP American Century International Fund
Class I	Standard Class II
Class II	Service Class
VP Large Company Value Fund	LVIP American Century Large Company Value Fund
Class I	Standard Class II
Class II	Service Class
VP Mid Cap Value Fund	LVIP American Century Mid Cap Value Fund
Class I	Standard Class II
Class II	Service Class
VP Ultra Fund	LVIP American Century Ultra Fund
Class I	Standard Class II
Class II	Service Class
VP Value Fund	LVIP American Century Value Fund
Class I	Standard Class II
Class II	Service Class

It is expected that the Reorganizations will qualify as tax-free reorganizations for federal income tax purposes and that shareholders will not recognize any gain or loss as a result of the Reorganizations. Shareholders will receive a distribution of substantially all net income and/or realized gains, if any, prior to the Reorganizations.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-98413 2404